EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Employee Benefits [Abstract]
Disclosure of detailed information about employee benefits expenses [Text Block]
	January – December
	2025	2024	2023
	ThU.S.$	ThU.S.$	ThU.S.$
Employee expenses	739,797	711,016	747,288
Wages and salaries	716,787	690,996	717,548
Severance indemnities	23,010	20,020	29,740

Disclosure of defined benefit plans [text block]
	2025	2024	2023
Discount rate	3.23%	3.23%	3.23%
Inflation	3.20%	3.20%	3.20%
Annual rate of wage growth	5.22%	5.22%	5.22%
Mortality rate	RV-2020	RV-2020	RV-2014

Disclosure of sensitivity analysis for actuarial assumptions [text block]
2025
Sensitivities to assumptions	ThU.S.$

Discount rate
Increase in 100 bps	(6,170)
Decrease in 100 bps	7,064

Wage growth rates
Increase in 100 bps	6,195
Decrease in 100 bps	(5,486)

Disclosure of net defined benefit liability (asset) [text block]
The following tables set forth the balances and the reconciliation of the present value of severance indemnities obligations as of December 31, 2025 and 2024:

	12-31-2025	12-31-2024
	ThU.S.$	ThU.S.$
Current	7,501	6,669
Non-current	87,359	77,634
Total	94,860	84,303

	12-31-2025	12-31-2024
Reconciliation of the present value of severance indemnities obligations	ThU.S.$	ThU.S.$
Opening balance	84,303	94,325
Current service cost	6,840	5,979
Interest cost	4,863	4,367
(Gains) losses from changes in actuarial assumptions	-	22
Actuarial gains and losses arising from experience	(4,643)	743
Benefits paid	(5,064)	(7,152)
Increase (decrease) for foreign currency exchange rates changes	8,561	(13,981)
Closing balance	94,860	84,303